Employee Benefits - Bonus Plan Expenses (Detail) (All Participants [Member], EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
All Participants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus expenses	€ 32,698	€ 16,474	€ 15,557